Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Japanese statutory income tax rate	40.00%	40.00%	40.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.80%	0.60%	0.80%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.30%)	(4.30%)	(3.50%)
Tax credit for research and development expenses	(5.70%)	(3.90%)	(5.10%)
Change in valuation allowance	(1.70%)	(0.50%)	2.80%
Effect of enacted changes in tax laws and rates on Japanese tax		1.80%
Other	3.00%	(1.50%)	0.70%
Effective income tax rate	32.10%	32.20%	35.70%